Summary of Significant Accounting Policies - Summary of Applicable Exchange Rates Used to Translate Financial Statements (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2021 EUR (€) USD ($)	Dec. 31, 2020 EUR (€) $ / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€) € / shares	Dec. 31, 2020 EUR (€) USD ($)	Dec. 31, 2019 EUR (€) $ / shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2019 EUR (€) USD ($)
Disclosure of voluntary change in accounting policy [abstract]
Exchange rate at period end	0.88292	0.88292	0.88292	0.88292	0.81493	0.81493	0.81493	0.81493	0.89015	0.89015	0.89015	0.89015
Average exchange rate for the period	0.8829	1	0.84542	1.13261	0.8149	1	0.87755	1.2271	0.8902	1	0.89341	1.1234